EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.5%
	AEROSPACE & DEFENSE - 1.3%
2,700	Lockheed Martin Corporation	$ 1,310,013

	APPAREL & TEXTILE PRODUCTS - 3.5%
27,390	Carter's, Inc.	2,000,566
22,991	PVH Corporation	1,544,535
		3,545,101
	BANKING - 13.3%
54,787	Bank of America Corporation	2,073,688
41,270	Citigroup, Inc.	1,997,881
17,180	JPMorgan Chase & Company	2,373,932
70,950	Old National Bancorp	1,355,855
44,360	Regions Financial Corporation	1,029,596
42,450	Truist Financial Corporation	1,987,085
54,855	Wells Fargo & Company	2,630,297
		13,448,334
	BEVERAGES - 2.0%
37,230	Molson Coors Beverage Company, Class B	2,051,745

	BIOTECH & PHARMA - 7.1%
6,154	AbbVie, Inc.	991,902
5,270	Amgen, Inc.	1,509,328
4,504	Biogen, Inc.(a)	1,374,486
35,330	Pfizer, Inc.	1,771,092
33,500	Sanofi - ADR	1,519,225
		7,166,033
	CONTAINERS & PACKAGING - 1.9%
51,120	International Paper Company	1,897,574

	ENTERTAINMENT CONTENT - 1.9%
19,630	Walt Disney Company (The)(a)	1,921,188

	FOOD - 2.2%
25,880	Lamb Weston Holdings, Inc.	2,248,972

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.0%
32,215	Cardinal Health, Inc.	$ 2,582,676
28,350	Centene Corporation(a)	2,467,868
		5,050,544
	INDUSTRIAL SUPPORT SERVICES - 1.8%
14,360	WESCO International, Inc.(a)	1,851,291

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
5,965	Goldman Sachs Group, Inc. (The)	2,303,385

	INSURANCE - 8.2%
66,007	Argo Group International Holdings Ltd.	1,794,070
91,590	CNO Financial Group, Inc.	2,150,533
29,690	Hartford Financial Services Group, Inc. (The)	2,267,425
27,885	MetLife, Inc.	2,138,780
		8,350,808
	LEISURE FACILITIES & SERVICES - 1.5%
14,500	Cheesecake Factory, Inc. (The)	508,080
63,210	Norwegian Cruise Line Holdings Ltd.(a)	1,039,172
		1,547,252
	LEISURE PRODUCTS - 1.8%
28,830	Hasbro, Inc.	1,811,101

	MACHINERY - 3.5%
44,875	Hillenbrand, Inc.	2,243,750
28,920	Terex Corporation	1,327,717
		3,571,467
	MEDICAL EQUIPMENT & DEVICES - 2.1%
17,270	Zimmer Biomet Holdings, Inc.	2,074,127

	METALS & MINING - 3.3%
61,025	Freeport-McMoRan, Inc.	2,428,795
12,770	Rio Tinto plc - ADR	876,533
		3,305,328

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.5% (Continued)
	OIL & GAS PRODUCERS - 8.3%
61,268	BP plc - ADR	$ 2,199,521
59,967	Coterra Energy, Inc.	1,673,679
26,580	HF Sinclair Corporation	1,656,997
3,880	Pioneer Natural Resources Company	915,641
59,350	Suncor Energy, Inc.	1,950,835
		8,396,673
	RETAIL - CONSUMER STAPLES - 0.4%
2,450	Target Corporation	409,322

	RETAIL - DISCRETIONARY - 1.8%
45,000	American Eagle Outfitters, Inc.	711,900
35,630	Kohl's Corporation	1,143,010
		1,854,910
	SEMICONDUCTORS - 2.1%
31,800	Intel Corporation	956,226
11,900	Skyworks Solutions, Inc.	1,137,878
		2,094,104
	SPECIALTY FINANCE - 0.7%
18,000	Bread Financial Holdings, Inc.	738,540

	STEEL - 2.0%
41,930	Commercial Metals Company	2,063,795

	TECHNOLOGY HARDWARE - 2.6%
19,120	Lumentum Holdings, Inc.(a)	1,050,453
64,030	NCR Corporation(a)	1,528,396
		2,578,849
	TRANSPORTATION & LOGISTICS - 4.0%
46,560	Southwest Airlines Company(a)	1,858,210
11,370	United Parcel Service, Inc., Class B	2,157,230
		4,015,440
	TRANSPORTATION EQUIPMENT - 1.9%
18,420	PACCAR, Inc.	1,950,862

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

						Fair Value
	TOTAL COMMON STOCKS (Cost $73,165,041)					$ 87,556,758

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.0% (c)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(c)
12	SPDR S&P 500 ETF Trust	JEF	06/16/2023	$ 380	$ 456,000	$ 18,540
	TOTAL PUT OPTIONS PURCHASED (Cost - $25,190)
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $25,190)					18,540

	TOTAL INVESTMENTS – 86.5% (Cost $73,190,231)					$ 87,575,298
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $67,336)					(22,804)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $201,127)					(55,100)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.6%					13,772,365
	NET ASSETS - 100.0%					$ 101,269,759

Contracts(b)
	WRITTEN EQUITY OPTIONS - (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.0%)(d)
56	Centene Corporation	JEF	12/16/2022	$ 90	$ 504,000	$ 5,600
11	SPDR S&P 500 ETF Trust	JEF	06/16/2023	435	478,500	17,204
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $67,336)					22,804

	PUT OPTIONS WRITTEN - (0.1)%
50	Meta Platforms, Inc.	JEF	01/20/2023	$ 95	$ 475,000	$ 6,050
50	Meta Platforms, Inc.	JEF	02/17/2023	95	475,000	17,850
120	PVH Corporation	JEF	12/16/2022	65	780,000	31,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $201,127)					55,100

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $268,463)					$ 77,904

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (7.2)%
	EQUITY - (7.2)%
(1,300)	Invesco QQQ Trust Series 1	$ (381,368)
(17,780)	iShares Russell 1000 ETF	(3,988,232)
(7,980)	iShares Russell 3000 ETF	(1,878,412)
(2,540)	SPDR S&P 500 ETF Trust	(1,035,507)
		(7,283,519)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $7,604,241)	$ (7,283,519)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
JEF	- Jefferies
LTD	- Limited Company
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to less than 0.1%.
(d)	Percentage rounds to greater than (0.1%).